Investments in Associates - Summarized Financial Information of the Company's Material Associates (Detail) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of summarized financial information [line items]
Current assets			$ 24,769	$ 22,999
Non-current assets			194,039	183,637
Current liabilities			(34,475)	(33,066)
Non-current liabilities			(86,596)	(84,871)
Non-controlling interests			10,449	10,463
Revenue			59,320	59,768	$ 59,380
Profit (loss)			8,477	7,416	6,891
Other comprehensive income (loss)			6,726	(8,812)	3,876
Total comprehensive income (loss)		$ (1,396)	15,203	(1,396)	$ 10,767
Castel [member]
Disclosure of summarized financial information [line items]
Current assets			3,793	3,411
Non-current assets			4,983	4,520
Current liabilities			(2,187)	(1,997)
Non-current liabilities			(700)	(586)
Non-controlling interests			(699)	(561)
Net assets	[1]		5,190	4,788
Revenue			5,637	5,329
Profit (loss)			724	654
Other comprehensive income (loss)			(166)	(206)
Total comprehensive income (loss)			557	448
Anadolu Efes [member]
Disclosure of summarized financial information [line items]
Current assets			2,820	3,542
Non-current assets			6,779	6,361
Current liabilities			(2,688)	(2,985)
Non-current liabilities			(1,962)	(2,066)
Non-controlling interests			(2,592)	(2,424)
Net assets	[1]		2,357	2,428
Revenue			5,596	6,421
Profit (loss)			476	1,214
Other comprehensive income (loss)			(717)	(1,853)
Total comprehensive income (loss)			$ (241)	$ (638)

[1]	The net assets are converted at the respective closing rates of December.